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                                              Rule 497(d)
                                              Reg. No. 333-57398



                              National Equity Trust
                      Forbes Forty Index Trust Seriss 6

                Supplement to Prospectus datd July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC "PIMS" has replaced Prudential Securities Incorporated as Sponsor of the Trust.